Commitments and Contingencies - Schedule of Future Minimum Payments under Non-cancelable Operating Leases (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Schedule Of Future Minimum Payments Under Non Cancelable Operating Leases [Abstract]
2022	$ 2,861
2023	2,895
2024	2,969
2025	3,042
2026	3,116
Thereafter	73,531
Total	$ 88,414